                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2002
                         NML VARIABLE ANNUITY ACCOUNT A

PAGE 33 OF THE PROSPECTUS

The table below the heading "Sales Load" is amended as follows:



CUMULATIVE PURCHASE PAYMENTS
PAID UNDER THE CONTRACT                          RATE
-----------------------                          ----
First $100,000.........................          4.5%
Next $400,000..........................          2.0%
Balance over $500,000..................          1.0%



           THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JANUARY 15, 2003.